Fair Value Measurements Fair Value Measurements Using Significant Unobservable Inputs (Level 3) (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	$ 266,196,000	$ 376,510,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(110,314,000)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	0	41,631,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements	0	(858,000)	$ 0
Royalty right [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	266,196,000	376,510,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(110,314,000)
Depomed [Member] | Royalty right [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	218,672,000	264,371,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(45,699,000)
VB [Member] | Royalty right [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	13,590,000	14,108,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(518,000)
University of Michigan [Member] | Royalty right [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	20,398,000	25,595,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(5,197,000)
AcelRx [Member] | Royalty right [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	12,952,000	70,380,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(57,428,000)
Kybella [Member] | Royalty right [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	584,000	2,056,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(1,472,000)
Contingent Consideration [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value	0	$ (1,071,000)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements	$ 1,071,000
Measurement Input, Discount Rate [Member] | Minimum [Member] | Wellstat Diagnostics [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Held-for-sale, Measurement Input	0.12	0.12
Measurement Input, Discount Rate [Member] | Maximum [Member] | Wellstat Diagnostics [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Held-for-sale, Measurement Input	0.15	0.15
Measurement Input, Discount Rate [Member] | Intellectual Property [Member] | Wellstat Diagnostics [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	$ 21,000,000.00	$ 21,000,000.00
Measurement Input, Discount Rate [Member] | Other [Member] | Wellstat Diagnostics [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	$ 28,000,000.00	$ 34,000,000.00
Estimated realtor fee [Member] | Wellstat Diagnostics [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Held-for-sale, Measurement Input	0.06	0.06
Real estate appreciation [Member] | Wellstat Diagnostics [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Held-for-sale, Measurement Input	0.00	0.04